CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse | ¥	¥ 0	¥ 2,892,823
Preferred Stock, Shares Outstanding		895,216,752
Common stock par value | $ / shares			$ 0.000005
Common Stock, Shares Authorized	20,000,000,000	9,104,783,248
Common Stock, Shares, Issued		1,151,400,000
Common Stock, Shares, Outstanding		1,151,400,000
Treasury Stock, Shares	29,385,650	0
Series Seed Convertible Redeemable Preferred Shares [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			0.000005
Preferred Stock, Shares Authorized		373,000,000
Preferred Stock, Shares Issued		373,000,000
Preferred Stock, Shares Outstanding		373,000,000
Series A Convertible Redeemable Preferred Shares [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			0.000005
Preferred Stock, Shares Authorized		389,200,000
Preferred Stock, Shares Issued		389,200,000
Preferred Stock, Shares Outstanding		389,200,000
Series B Convertible Redeemable Preferred Shares [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			0.000005
Preferred Stock, Shares Authorized		111,911,357
Preferred Stock, Shares Issued		111,911,357
Preferred Stock, Shares Outstanding		111,911,357
Series B Plus Convertible Redeemable Preferred Shares [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.000005
Preferred Stock, Shares Authorized		21,105,395
Preferred Stock, Shares Issued		21,105,395
Preferred Stock, Shares Outstanding		21,105,395
Common Class A [Member]
Common Stock, Shares, Issued	1,179,445,572	1,208,831,222
Common Stock, Shares, Outstanding	1,179,445,572
Common Class B [Member]
Common Stock, Shares, Issued	949,960,000	949,960,000
Common Stock, Shares, Outstanding	949,960,000